UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [   ]; Amendment Number: ___________
	This Amendment (Check only one.):	[   ] is a restatement.
							[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McCormack Advisors International
Address:	1360 E. 9th St., Suite 100
		Cleveland, Ohio 44114

Form 13F File Number: 28-06392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kimberly A. Novak
Title:		V.P., Compliance Officer
Phone:	(216) 436-3245

Signature,			Place,				and Date of Signing
Kimberly A. Novak		Cleveland, Ohio			May 9, 2003

Report Type (Check only one):
	[ X ] 13F HOLDINGS REPORT
	[   ] 13F NOTICE
	[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	122

Form 13F Information Table Value Total:	$99,945


List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      255     1960 SH       SOLE                                       1960
AFLAC Inc                      COM              001055102      715    22300 SH       SOLE                                      22300
AOL Time Warner                COM              00184A105      968    89175 SH       SOLE                                      89175
Abbott Labs Inc.               COM              002824100     1758    46744 SH       SOLE                                      46744
Adobe Systems                  COM              00724F101      676    21936 SH       SOLE                                      21936
Agilent Technologies           COM              00846U101      202    15368 SH       SOLE                                      15368
Alcoa Inc.                     COM              013817101      671    34643 SH       SOLE                                      34643
Allegheny Energy Inc.          COM              017361106       93    15050 SH       SOLE                                      15050
Alliance Capital Mgmt. L.P.    COM              01855A101      465    16150 SH       SOLE                                      16150
AmSouth Bancorp                COM              032165102     1006    50624 SH       SOLE                                      50624
American Express               COM              025816109      496    14939 SH       SOLE                                      14939
American International Group   COM              026874107     2322    46966 SH       SOLE                                      46966
Amgen Inc                      COM              031162100      249     4325 SH       SOLE                                       4325
Amkor Technology               COM              031652100      203    39200 SH       SOLE                                      39200
Annaly Mortgage Management Inc COM              035710409      177    10150 SH       SOLE                                      10150
BB&T Corp.                     COM              054937107      380    12100 SH       SOLE                                      12100
BP Amoco PLC ADR               COM              055622104     2629    68118 SH       SOLE                                      68118
Bank of America Corp           COM              060505104     1463    21885 SH       SOLE                                      21885
Baxter International           COM              071813109      294    15757 SH       SOLE                                      15757
Bellsouth Corporation          COM              079860102      325    15016 SH       SOLE                                      15016
Borders Group                  COM              099709107      487    33100 SH       SOLE                                      33100
Brandywine Realty Trust        COM              105368203      220    10000 SH       SOLE                                      10000
Bristol-Myers Squibb           COM              110122108     1289    60993 SH       SOLE                                      60993
Burlington Resources Inc.      COM              122014103      380     7970 SH       SOLE                                       7970
CINergy                        COM              172474108      799    23742 SH       SOLE                                      23742
Charter Municipal Mtg Accpt Co COM              160908109      176    10000 SH       SOLE                                      10000
Charter One Financial          COM              160903100     8334   301288 SH       SOLE                                     301288
ChevronTexaco Corp.            COM              166764100     2530    39129 SH       SOLE                                      39129
Chubb Corporation              COM              171232101      525    11850 SH       SOLE                                      11850
Cisco Systems                  COM              17275R102      306    23585 SH       SOLE                                      23585
Citigroup                      COM              172967101      218     6334 SH       SOLE                                       6334
Colgate Palmolive              COM              194162103      700    12852 SH       SOLE                                      12852
Commerce Bancshares            COM              200525103      437    11964 SH       SOLE                                      11964
Convergys Corp                 COM              212485106      308    23300 SH       SOLE                                      23300
Diebold Inc.                   COM              253651103     1653    48694 SH       SOLE                                      48694
Dime Community Bancshares      COM              253922108      437    19125 SH       SOLE                                      19125
Dow Chemical                   COM              260543103      763    27650 SH       SOLE                                      27650
Du Pont (EI) de Nemours        COM              263534109      233     6000 SH       SOLE                                       6000
Duke Energy Corp.              COM              264399106      387    26600 SH       SOLE                                      26600
E M C Corporation              COM              268648102      269    37240 SH       SOLE                                      37240
Electronics for Imaging        COM              286082102      265    15000 SH       SOLE                                      15000
Eli Lilly Co                   COM              532457108      497     8700 SH       SOLE                                       8700
Emerson Electric               COM              291011104      571    12600 SH       SOLE                                      12600
Exxon Mobil Corp.              COM              30231G102     1996    57104 SH       SOLE                                      57104
Federal National Mortgage Asso COM              313586109      508     7777 SH       SOLE                                       7777
Fifth Third Bancorp.           COM              316773100     1079    21480 SH       SOLE                                      21480
First Essex Bancorp Inc        COM              320103104      372    12000 SH       SOLE                                      12000
FirstMerit Corp                COM              337915102      229    12400 SH       SOLE                                      12400
Gannett Company Inc.           COM              364730101      542     7701 SH       SOLE                                       7701
General Electric               COM              369604103     3314   129961 SH       SOLE                                     129961
Gilead Sciences Inc            COM              375558103      588    14000 SH       SOLE                                      14000
GlaxoSmithKline PLC            COM              37733W105      576    16380 SH       SOLE                                      16380
Goodrich Corp.                 COM              382388106      510    36250 SH       SOLE                                      36250
Greenpoint Financial Corp.     COM              395384100      892    19900 SH       SOLE                                      19900
H & Q Healthcare Fund          COM              404052102      248    17471 SH       SOLE                                      17471
Harley Davidson Inc.           COM              412822108     1459    36745 SH       SOLE                                      36745
Hartford Financial Services Gr COM              416515104      501    14200 SH       SOLE                                      14200
Hewlett-Packard                COM              428236103      172    11056 SH       SOLE                                      11056
Home Depot                     COM              437076102     1161    47645 SH       SOLE                                      47645
Intel Corp                     COM              458140100     2436   149653 SH       SOLE                                     149653
International Business Machine COM              459200101     3142    40055 SH       SOLE                                      40055
International Paper Company    COM              460146103      564    16700 SH       SOLE                                      16700
Invacare                       COM              461203101      450    14300 SH       SOLE                                      14300
J P Morgan Chase & Co.         COM              46625H100      253    10671 SH       SOLE                                      10671
Johnson & Johnson              COM              478160104     4127    71312 SH       SOLE                                      71312
KeyCorp                        COM              493267108      586    25972 SH       SOLE                                      25972
LSI Logic Corp.                COM              502161102       58    12877 SH       SOLE                                      12877
Lam Research Corp              COM              512807108      421    37000 SH       SOLE                                      37000
Lehman Brothers Holdings       COM              524908100      433     7500 SH       SOLE                                       7500
Liberate Technologies Inc.     COM              530129105       41    20000 SH       SOLE                                      20000
Lowe's Cos.                    COM              548661107     1056    25880 SH       SOLE                                      25880
Lumenis Ltd                    COM              M6778Q105       22    17000 SH       SOLE                                      17000
Martek Biosciences Corp        COM              572901106     1112    39000 SH       SOLE                                      39000
McDonalds Corp                 COM              580135101      284    19610 SH       SOLE                                      19610
Medtronic Inc.                 COM              585055106      407     9012 SH       SOLE                                       9012
Merck & Co                     COM              589331107     1484    27085 SH       SOLE                                      27085
Microsoft Corporation          COM              594918104      684    28236 SH       SOLE                                      28236
Mirant Corp.                   COM              604675108       24    15000 SH       SOLE                                      15000
Motorola Incorporated          COM              620076109      204    24645 SH       SOLE                                      24645
Nestle SA (REG) ADR            COM              641069406      821    16590 SH       SOLE                                      16590
News Corp Ltd ADS              COM              652487703     1059    40900 SH       SOLE                                      40900
Nextek Power Systems Inc.      COM              65334F106        0    25000 SH       SOLE                                      25000
Oak Hill Financial Inc.        COM              671337103      277    11500 SH       SOLE                                      11500
Oracle Systems                 COM              68389X105     1191   109790 SH       SOLE                                     109790
PVF Capital Corp               COM              693654105      814    61700 SH       SOLE                                      61700
Parker-Hannifin                COM              701094104      830    21437 SH       SOLE                                      21437
Pepsico Inc.                   COM              713448108      997    24925 SH       SOLE                                      24925
Pfizer Inc                     COM              717081103     4304   138128 SH       SOLE                                     138128
Procter & Gamble               COM              742718109     2195    24654 SH       SOLE                                      24654
Progressive Corp               COM              743315103     1108    18687 SH       SOLE                                      18687
Qualcomm Incorporated          COM              747525103     1664    46230 SH       SOLE                                      46230
Royal Dutch Petroleum          COM              780257804      858    21048 SH       SOLE                                      21048
S&P's 400 Mid-Cap Market Index COM              595635103     1161    15550 SH       SOLE                                      15550
Schering-Plough                COM              806605101      271    15200 SH       SOLE                                      15200
Service Corporation Internatio COM              817565104      111    40000 SH       SOLE                                      40000
Sony Corporation ADR           COM              835699307      495    14100 SH       SOLE                                      14100
Southwest Airlines             COM              844741108     1669   116250 SH       SOLE                                     116250
St. Paul Cos                   COM              792860108      614    19298 SH       SOLE                                      19298
Standard & Poor's Deposit Rece COM              78462F103      846     9987 SH       SOLE                                       9987
Steris Corp                    COM              859152100      237     9050 SH       SOLE                                       9050
Stride Rite Corp.              COM              863314100       85    10000 SH       SOLE                                      10000
Symbol Technologies Inc.       COM              871508107      380    44107 SH       SOLE                                      44107
Twentieth Century Energy       COM              901200105        0    10000 SH       SOLE                                      10000
U S Bancorp new                COM              902973304     1088    57305 SH       SOLE                                      57305
U S Crude Ltd                  COM              911758100        0    96600 SH       SOLE                                      96600
United Dominion Realty Trust I COM              910197102      655    41000 SH       SOLE                                      41000
United Technologies            COM              913017109     1270    21977 SH       SOLE                                      21977
Urstadt Biddle Class A (tick c COM                             132    11000 SH       SOLE                                      11000
Vasomedical Inc.               COM              922321104        9    10000 SH       SOLE                                      10000
Verizon Communications         COM              92343V104      914    25845 SH       SOLE                                      25845
Wachovia                       COM              929903102      462    13556 SH       SOLE                                      13556
Washington Mutual Inc.         COM              939322103      649    18400 SH       SOLE                                      18400
Wells Fargo and Company        COM              949746101     1313    29188 SH       SOLE                                      29188
Worldcom Inc - Worldcom Group  COM              98157d106        3    24364 SH       SOLE                                      24364
Wyeth                          COM              983024100      467    12350 SH       SOLE                                      12350
XL Capital Ltd.                COM              G98255105      373     5273 SH       SOLE                                       5273
Xerox Corp                     COM              984121103      117    13400 SH       SOLE                                      13400
iShares Russell 1000           COM              464287622      289     6403 SH       SOLE                                       6403
iShares Tr Russell 1000 Growth COM              464287614      244     6800 SH       SOLE                                       6800
iShares Tr S&P 600 Small Cap G COM              464287887      281     4500 SH       SOLE                                       4500
ishares Russell 1000 Value     COM              464287598      422     9722 SH       SOLE                                       9722
ishares Russell 2000           COM              464287655      202     2805 SH       SOLE                                       2805